CONVERTIBLE PROMISSORY NOTE, Fair Value of Derivative and Loan Balances (Details) - CAD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	$ 3,155,570
Change in fair value of derivative liability	(94,779)	$ 0
Liability, ending balance	5,661,456		$ 3,155,570
Convertible Debt [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	766,070	0	0
Additions	1,983,349		890,663
Interest expense	95,679		77,640
Accretion	430,670		246,291
Change in fair value of derivative liability	0		0
Conversion of convertible debt	(1,343,582)		(384,820)
Foreign exchange on loan	21,915		(63,704)
Liability, ending balance	1,954,101		766,070
Derivative Liability [Member]
Fair value of derivative and loan balances [Abstract]
Liability, beginning balance	794,631	$ 0	0
Additions	363,480		302,035
Interest expense	0		0
Accretion	0		0
Change in fair value of derivative liability	51,618		866,238
Conversion of convertible debt	(1,070,303)		(373,642)
Foreign exchange on loan	0		0
Liability, ending balance	$ 139,427		$ 794,631